Average Annual Total Returns			12 Months Ended	60 Months Ended	118 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.32%
No Class
Prospectus [Line Items]
Average Annual Return, Percent			0.81%	2.18%	2.52%
Performance Inception Date		Feb. 20, 2015

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.